Fees Summary	Feb. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,606,377,084
Previously Paid Amount
Total Fee Amount	1,470,737
Total Offset Amount
Net Fee	$ 1,470,737